PERSONNEL, SOCIAL CHARGES AND BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PERSONNEL, SOCIAL CHARGES AND BENEFITS
Social charges and benefits	R$ 397,906	R$ 350,138
Profit sharing	366,451	285,079
Share-based payment plans (Note 30)	109,682	86,296
Salaries and wages	35,818	46,495
Total	909,857	768,008
Current	888,324	764,329
Non-current	R$ 21,533	R$ 3,679